Regulatory Requirements (Details) - Schedule of the minimum regulatory capital required and the actual amounts of capital maintained	Dec. 31, 2022 USD ($)
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 5,825,274
Capital Levels Maintained	17,371,279
Excess Net Capital	$ 11,546,005
Percent of requirement Maintained	298.00%
Lion International Securities Group Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 384,892
Capital Levels Maintained	1,152,970
Excess Net Capital	$ 768,078
Percent of requirement Maintained	300.00%
Lion Futures Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 384,892
Capital Levels Maintained	1,407,515
Excess Net Capital	$ 1,022,623
Percent of requirement Maintained	366.00%
Lion Asset Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 12,830
Capital Levels Maintained	73,835
Excess Net Capital	$ 61,005
Percent of requirement Maintained	575.00%
BC Wealth Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 38,489
Capital Levels Maintained	307,610
Excess Net Capital	$ 269,121
Percent of requirement Maintained	799.00%
Lion International Financial (Singapore) Pte. Ltd. [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 744,313
Capital Levels Maintained	856,642
Excess Net Capital	$ 112,329
Percent of requirement Maintained	115.00%
Lion Broker Limited (Cayman) [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 4,259,858
Capital Levels Maintained	13,572,706
Excess Net Capital	$ 9,312,849
Percent of requirement Maintained	319.00%